Summary of Significant Accounting Policies - Schedule of Revenue by Timing of Transfer of Goods or Services (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Revenue by Timing of Transfer of Goods or Services [Line Items]
Total revenues	¥ 541,924,655	$ 75,388,773	¥ 585,365,937	¥ 682,292,979
Goods and services transferred at a point in time [Member]
Schedule of Revenue by Timing of Transfer of Goods or Services [Line Items]
Total revenues	415,200,758	57,759,830	585,365,937	682,292,979
Services transferred over time [Member]
Schedule of Revenue by Timing of Transfer of Goods or Services [Line Items]
Total revenues	¥ 126,723,897	$ 17,628,943